REGULATORY MATTERS	12 Months Ended
Dec. 31, 2010
REGULATORY MATTERS
NOTE 31 – REGULATORY MATTERS

Itaú Unibanco Holding is subject to regulation by the Central Bank which issues directions and instructions regarding currency and credit policies for financial institutions operating in Brazil. The Central Bank also determines minimum capital requirements, fixed assets limits, lending limits, accounting practices and compulsory deposit requirements, and requires banks to comply with regulation based on the Basel Accord as regards to capital adequacy. Furthermore, the National Council of Private Insurance (CNSP) and the SUSEP issue regulations on capital requirement which affect our insurance, private retirement plans and capitalization operations

The Basel Accord requires banks to have a ratio of regulatory capital and risk exposure of at least 8%. The regulatory capital is basically composed of two levels:

•	Tier I: in general, capital stock, certain reserves and retained earnings, less certain intangibles.

•	Tier II: includes, among others and subject to certain limits, asset revaluation reserves, general loan loss reserves and subordinated debt, and it is limited to the amount of Tier I Capital.

However, the Basel Agreement permits that regulatory authorities in each country establish own parameters for the composition of regulatory capital and calculation of portions exposed to risk. Among the main differences arising from the adoption of specific parameters under the Brazilian regulation are: (i) the requirement of a ratio of capital to risk-weighted assets of at least 11%, (ii) certain risk weighting factors attributed to certain assets and other exposures; (iii) the requirement that banks allocate a portion of its equity to cover certain operating risks, ranging from 12% to 18% of the average gross income from financial operations. Additionally, in compliance with the regulations of the Central Bank of Brazil, banks should calculate the compliance with the minimum requirement:

•	Based on the consolidation of all financial subsidiaries regulated by the Central Bank, including branches and investments abroad, and

•	Based on the full consolidation, considering all companies corporately or operationally controlled by Itaú Unibanco Holding, regardless of whether they are regulated by the Central Bank or not.

The Management manages the capital aiming at complying with BACEN minimum capital requirements. During the period, we complied with all minimum capital requirements we are subject to.
The following table presents the composition of regulatory capital, minimum capital required and the Basel ratio calculated in accordance with the Central Bank rules, both on a financial institution consolidation basis and on a full consolidation basis.

	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Regulatory capital
Tier I	60,192	55,624	62,240	57,706
Tier II	18,652	12,837	18,652	12,837
Other deductions required by the Central Bank of Brazil	(173)	(28)	(173)	(28)
Total	78,671	68,433	80,719	70,515
Minimum regulatory capital required	54,722	44,299	57,525	46,513
Capital to risk-weighted assets ratio - %	15.8	17.0	15.4	16.7
Excess of regulatory capital over minimum regulatory capital required	23,949	24,134	23,194	24,002

The Central Bank also limits the amount of investments in unconsolidated companies, premises and equipment and intangible assets maintained by Itaú Unibanco to 50% of the adjusted regulatory capital on both a financial institution consolidation and a full consolidation basis.  At December 31, 2010 and 2009, our ratio and the excess of capital in relation to the maximum fixed assets ratio were as follows

	Unaudited
	Financial institutions (partial consolidation)		Full consolidation
	2010	2009	2010	2009
Fixed assets ratio - %	37.3	32.9	14.5	15.4
Capital excess in relation to fixed assets ratio	9,976	11,711	28,669	24,397